Fair Value (Details) (USD $)	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2013	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011
Securities sold not yet purchased [Abstract]
Transfers out of Level 3				$ 13,500,000	$ 3,600,000	$ 19,200,000
Transfers out of Level 2			6,000,000						6,000,000					3,700,000	20,600,000
Fair value measurement Level 3 reconciliation [Abstract]
Balance as of beginning of period	61,426,000		57,908,000	64,466,000	59,414,000	76,953,000	76,953,000		64,466,000	64,466,000		59,414,000
Transfers (out) in, net	0		0				(19,220,000)		(13,548,000)	(13,548,000)		(3,588,000)
Purchases	2,289,000		3,467,000				2,386,000		7,300,000	19,660,000		10,002,000
Sales	(2,632,000)		0				(2,666,000)		(1,823,000)	(1,823,000)		(214,000)
Realized gains (losses), net	0		(8,379,000)				(6,581,000)		(7,524,000)	(7,524,000)		(3,106,000)
Unrealized gains (losses), net	(1,287,000)		8,666,000				8,924,000		12,791,000	15,722,000		1,958,000
Balance as of end of period	59,796,000		61,662,000			61,426,000	59,796,000		61,662,000	76,953,000		64,466,000
Percentage of consolidated venture capital fund the Company owned (in hundredths)	10.00%						10.00%			10.00%
Percentage of consolidated venture capital fund non-controlling interests owned (in hundredths)	90.00%						90.00%			90.00%
Minimum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Discount rate (in hundredths)									7.00%
Maximum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Discount rate (in hundredths)									10.00%
Median [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple							7.6			10.1	[1]
Private Equity Technology, Media and Telecommunications [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Fair value										23,256,000
Valuation technique										Market comparable companies
Discount rate (in hundredths)										18.00%
Description of investment							communications, consumer, digital media, healthcare and information technology markets
Private equity investment at fair value	29,700,000						29,700,000			29,900,000
Unfunded commitments to investments	10,800,000						10,800,000			12,200,000
Private Equity Technology, Media and Telecommunications [Member] | Minimum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple										2.5
Discount years										1
Private Equity Technology, Media and Telecommunications [Member] | Maximum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple										6
Discount years										2
Private Equity Healthcare and Cleantech [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Fair value										14,871,000
Valuation technique										Market comparable companies
Private Equity Healthcare and Cleantech [Member] | Minimum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple										0.6	[1]
R & D Multiple										1.0	[1]
Discount for lack of marketability and risk factors (in hundredths)										40.00%
Majority of R & D, Multiple										4	[1]
Private Equity Healthcare and Cleantech [Member] | Maximum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple										62.5	[1]
R & D Multiple										30.6	[1]
Discount for lack of marketability and risk factors (in hundredths)										60.00%
Majority of R & D, Multiple										11.4	[1]
Private Equity Investment Venture Capital Fund [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Description of investment							energy sector			Private equity fund focused on energy sector
Private equity investment at fair value	5,000,000						5,000,000			7,700,000
Unfunded commitments to investments	100,000						100,000			200,000
Consolidated Private Equity Investment Venture Capital Fund [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Description of investment							clean energy, resource and energy efficiency and other sustainable industries			Clean energy, resource and energy efficiency and other sustainable industries
Private equity investment at fair value	200,000						200,000			1,200,000
Unfunded commitments to investments	0						0			200,000
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Money markets										170,120,000		340,548,000
U.S. Treasury bills										1,537,150,000		1,277,944,000
U.K. Treasury bills	125,000						125,000			125,000		119,000
Equity securities [Abstract]
Growth	94,987,000						94,987,000			125,242,000		107,991,000
Value	46,753,000						46,753,000			36,126,000		60,105,000
Blend										59,449,000		118,208,000
Other	61,469,000	[2]					61,469,000	[2]		39,702,000	[2]	45,583,000	[2]
Fixed Income securities [Abstract]
Taxable	152,622,000	[3]					152,622,000	[3]		178,854,000	[3]	124,550,000	[3]
Tax-exempt	4,530,000	[4]					4,530,000	[4]		6,458,000	[4]	16,109,000	[4]
Other												17,000
Derivatives	4,581,000						4,581,000			2,625,000		3,621,000
Long exchange-traded options	14,315,000						14,315,000			15,087,000		14,322,000
Private equity	84,193,000						84,193,000			84,648,000		76,058,000
Total assets measured at fair value	1,616,718,000						1,616,718,000			2,255,586,000		2,185,175,000
Securities sold not yet purchased [Abstract]
Short equities - corporate	46,596,000						46,596,000			54,370,000		34,469,000
Short exchange-traded options	13,086,000						13,086,000			9,197,000		3,567,000
Other										271,000		1,271,000
Derivatives	3,789,000						3,789,000			7,070,000		7,259,000
Total liabilities measured at fair value	63,471,000						63,471,000			70,908,000		46,566,000
Fair Value, Measurements, Recurring [Member] | Private Equity Technology, Media and Telecommunications [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Fair value	22,127,000						22,127,000
Valuation technique							Market comparable companies
Discount rate (in hundredths)							18.00%
Discount years							1.3
Fair Value, Measurements, Recurring [Member] | Private Equity Technology, Media and Telecommunications [Member] | Minimum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple							2.5
Fair Value, Measurements, Recurring [Member] | Private Equity Technology, Media and Telecommunications [Member] | Maximum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple							3.5
Fair Value, Measurements, Recurring [Member] | Private Equity Healthcare and Cleantech [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Fair value	2,768,000						2,768,000
Valuation technique							Market comparable companies
Fair Value, Measurements, Recurring [Member] | Private Equity Healthcare and Cleantech [Member] | Minimum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple							0.7	[5]
Discount for lack of marketability and risk factors (in hundredths)							50.00%
Fair Value, Measurements, Recurring [Member] | Private Equity Healthcare and Cleantech [Member] | Maximum [Member]
Quantitative information about Level 3 fair value measurements [Abstract]
Revenue multiple							55.8	[5]
Discount for lack of marketability and risk factors (in hundredths)							60.00%
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Money markets										170,120,000		340,548,000
U.S. Treasury bills										0		0
U.K. Treasury bills	0						0			0		0
Equity securities [Abstract]
Growth	94,987,000						94,987,000			125,242,000		107,802,000
Value	46,753,000						46,753,000			36,126,000		60,096,000
Blend										59,449,000		118,208,000
Other	61,469,000	[2]					61,469,000	[2]		39,702,000	[2]	45,583,000	[2]
Fixed Income securities [Abstract]
Taxable	149,472,000	[3]					149,472,000	[3]		177,635,000	[3]	110,062,000	[3]
Tax-exempt	3,694,000	[4]					3,694,000	[4]		5,661,000	[4]	15,366,000	[4]
Other												17,000
Derivatives	700,000						700,000			64,000		127,000
Long exchange-traded options	14,315,000						14,315,000			15,087,000		14,322,000
Private equity	3,471,000						3,471,000			7,695,000		11,592,000
Total assets measured at fair value	704,536,000						704,536,000			636,781,000		823,723,000
Securities sold not yet purchased [Abstract]
Short equities - corporate	46,596,000						46,596,000			54,370,000		34,469,000
Short exchange-traded options	13,086,000						13,086,000			9,197,000		3,567,000
Other										271,000		1,271,000
Derivatives	354,000						354,000			1,598,000		2,054,000
Total liabilities measured at fair value	60,036,000						60,036,000			65,436,000		41,361,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Money markets										0		0
U.S. Treasury bills										1,537,150,000		1,277,944,000
U.K. Treasury bills	125,000						125,000			125,000		119,000
Equity securities [Abstract]
Growth	0						0			0		189,000
Value	0						0			0		9,000
Blend										0		0
Other	0	[2]					0	[2]		0	[2]	0	[2]
Fixed Income securities [Abstract]
Taxable	3,150,000	[3]					3,150,000	[3]		1,219,000	[3]	14,488,000	[3]
Tax-exempt	836,000	[4]					836,000	[4]		797,000	[4]	743,000	[4]
Other												0
Derivatives	3,881,000						3,881,000			2,561,000		3,494,000
Long exchange-traded options	0						0			0		0
Private equity	20,926,000						20,926,000			0		0
Total assets measured at fair value	852,386,000						852,386,000			1,541,852,000		1,296,986,000
Securities sold not yet purchased [Abstract]
Short equities - corporate	0						0			0		0
Short exchange-traded options	0						0			0		0
Other										0		0
Derivatives	3,435,000						3,435,000			5,472,000		5,205,000
Total liabilities measured at fair value	3,435,000						3,435,000			5,472,000		5,205,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Money markets										0		0
U.S. Treasury bills										0		0
U.K. Treasury bills	0						0			0		0
Equity securities [Abstract]
Growth	0						0			0		0
Value	0						0			0		0
Blend										0		0
Other	0	[2]					0	[2]		0	[2]	0	[2]
Fixed Income securities [Abstract]
Taxable										0	[3]	0	[3]
Tax-exempt										0	[4]	0	[4]
Other												0
Derivatives	0						0			0		0
Long exchange-traded options	0						0			0		0
Private equity	59,796,000						59,796,000			76,953,000		64,466,000
Total assets measured at fair value	59,796,000						59,796,000			76,953,000		64,466,000
Securities sold not yet purchased [Abstract]
Short equities - corporate	0						0			0		0
Short exchange-traded options	0						0			0		0
Other										0		0
Derivatives	0						0			0		0
Total liabilities measured at fair value	$ 0						$ 0			$ 0		$ 0

[1]	The median for the Healthcare and Cleantech revenue multiple is 10.1; the majority of the R&D multiples fall between 4.0 and 11.4
[2]	Primarily long positions in corporate equities traded through our options desk.
[3]	Primarily corporate and government securities.
[4]	Primarily municipal bonds.
[5]	The median for the Healthcare and Cleantech revenue multiple is 7.6; the median R&D multiple is 6.9.